Schedule of current and deferred portions of income tax expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Current		$ 431,161
Deferred	(27,273)	(8,249)
Income tax expense	$ (27,273)	$ 422,912	$ 608,620